Related undertakings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Full List of Related Undertakings	A full list of related undertakings (comprising subsidiaries, joint ventures, associates and other significant holdings) is set out below. All are 100% owned directly or indirectly by the Group except where percentage ownership denoted in (x%).

Company name	Share class	Reg office
Australia
Emailage Pty Ltd	Preference	AUS2
LNRS Data Services (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Ltd	Ordinary	AUS2
Reed International Books Australia Pty Ltd	Ordinary	AUS2
RELX Australia Pty Ltd	Ordinary	AUS2
ThreatMetrix Pty Ltd	Ordinary	AUS2

Austria
LexisNexis Verlag ARD ORAC GmbH & Co KG	Ordinary	AUT2
ORAC GmbH	Ordinary	AUT2
Reed CEE GmbH	Ordinary	AUT1
Reed Messe Salzburg GmbH	Ordinary	AUT3
Reed Messe Wien GmbH	Ordinary	AUT1
RELX Austria GmbH	Ordinary	AUT3
Standout GmbH	Ordinary	AUT4

Belgium
LexisNexis BV	Ordinary	BEL1

Brazil
Elsevier Editora Ltda	Quotas	BRA1
Fircosoft Brasil Consultoria e Servicos de Informatica Ltda	Quotas	BRA2
LexisNexis Informações e Sistemas Empresariais Ltda	Quotas	BRA6
LexisNexis Serviços de Análise de Risco Ltda	Quotas	BRA7
MLex Brasil Midia Mercadologica Ltda	Quotas	BRA4
Reed Exhibitions Alcântara Machado Ltda	Quotas	BRA3
SST Software do Brasil Ltda	Quotas	BRA5

Canada
Elsevier Canada Inc.	Common	CAN3
LexisNexis Canada Inc.	Class A	CAN1
RELX Canada Ltd	Common	CAN2

China
Bakery China Exhibitions Co., Ltd (25%)	Ordinary	CHN1
Beijing Medtime Elsevier Education Technology Co., Ltd (49%)	Common	CHN2
C-One Energy (Guangzhou) Co., Ltd	Ordinary	CHN5
Genilex (Beijing) Information Technology Co., Ltd	Ordinary	CHN6
ICIS Consulting (Beijing) Co., Ltd	Ordinary	CHN18
KeAi Communications Co., Ltd (49%)	Ordinary	CHN15
LexisNexis Risk Solutions (Shanghai) Information Technologies Co., Ltd	Common	CHN7
Reed Business Information (Shanghai) Co Ltd	Ordinary	CHN13
Reed Elsevier Information Technology (Beijing) Co., Ltd	Common	CHN3
Reed Exhibitions (China) Co., Ltd	Ordinary	CHN4
Reed Exhibitions Hengjin Co., Ltd (51%)	Ordinary	CHN12
Reed Exhibitions (Shanghai) Co., Ltd	Ordinary	CHN10
Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)	Ordinary	CHN4
Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)	Ordinary	CHN16
Reed Huaqun Exhibitions Co., Ltd (52%)	Ordinary	CHN4
Reed Exhibitions Kuozhan (Shanghai) Co., Ltd (60%)	Ordinary	CHN8
Reed Sinopharm Exhibitions Co., Ltd (50%)	Ordinary	CHN4
RELX (China) Investment Co., Ltd	Ordinary	CHN9
Shanghai Datong Medical Information Technology Co., Ltd	Ordinary	CHN17
Shanghai SinoReal Exhibitions Co., Ltd (27.5%)	Ordinary	CHN11
Z&R Exhibitions Co., Ltd (27.5%)	Ordinary	CHN14

Colombia
LexisNexis Risk Solutions S.A.S.	Ordinary	COL1

Denmark
Elsevier A/S	Ordinary	DNK1

Dubai, UAE
Reed Exhibitions F Z-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2

Egypt
Elsevier Egypt LLC	Ordinary	EGY1

France
Closd SAS	Ordinary	FRA9
Elsevier Holding France SAS	Ordinary	FRA1
Elsevier Masson SAS	Ordinary	FRA1
Evoluprint SAS	Ordinary	FRA2
Fircosoft SAS	Ordinary	FRA8
GIE EDI Data (83%)	Ordinary	FRA3
GIE Juris Data	Ordinary	FRA3

Company name	Share class	Reg office
GIE PRK – Publicite Robert Krier	Registered Capital	FRA4
LexisNexis Business Information Solutions SA	Ordinary	FRA3
LexisNexis Business Information Solutions Holding SA	Ordinary	FRA5
LexisNexis International Development & Services SAS	Ordinary	FRA3
LexisNexis SA	Ordinary	FRA3
Reed Exhibitions ISG SARL	Ordinary	FRA6
RELX France SA	Ordinary	FRA6
RELX France Services SAS	Ordinary	FRA8
RX France SAS	Ordinary	FRA4
SAFI SA (50%)	Ordinary	FRA7

Germany
Elsevier GmbH	Ordinary	DEU3
Elsevier Information Systems GmbH	Ordinary	DEU2
LexisNexis GmbH	Ordinary	DEU4
PatentSight GmbH	Ordinary	DEU6
Reed Exhibitions Deutschland GmbH	Ordinary	DEU1
RELX Deutschland GmbH	Ordinary	DEU1
Tschach Solutions GmbH	Ordinary	DEU5

Greece
Mack Brooks Hellas SA	Ordinary	GRE1

Hong Kong
Ascend China Holding Ltd	Ordinary	HNK1
JC Exhibition and Promotion Ltd (65%)	Ordinary	HNK5
JYLN Sager Ltd	Ordinary	HNK3
LNRS Data Services (China) Ltd	Ordinary	HNK2
Reed Exhibitions Ltd	Ordinary	HNK5
RELX (Greater China) Ltd	Ordinary	HNK4

India
FircoSoft India Private Ltd	Ordinary	IND2
Next Events Private Ltd	Ordinary	IND1
Parity Computing India Private Ltd	Ordinary	IND3
Reed Elsevier Publishing (India) Private Ltd	Ordinary	IND1
Reed Manch Exhibitions Private Ltd (70%)	Ordinary	IND1
Reed Triune Exhibitions Private Ltd (72%)	Ordinary	IND4
RELX India Private Ltd	Ordinary	IND1

Indonesia
PT Reed Exhibitions Indonesia (70%)	Class A	IDN1
Class B
PT RELX Information Analytics Indonesia	Ordinary	IDN2

Ireland
Elsevier Services Ireland Ltd	Ordinary	IRL2
LexisNexis Risk Solutions (Europe) Ltd	Ordinary	IRL1
LexisNexis Risk Solutions (Ireland) Ltd	Ordinary	IRL1
3D4Medical Ltd	Ordinary	IRL3
3D4Medical Support Services Ltd	Ordinary	IRL3

Israel
LexisNexis Israel Ltd	Ordinary	ISR1

Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
Reed Exhibitions ISG Italy SRL	Ordinary	ITA1
Reed Exhibitions Italia SRL	Ordinary	ITA1

Japan
Ascend Japan KK	Ordinary	JPN1
Elsevier Japan KK	Ordinary	JPN2
LexisNexis Japan KK	Ordinary	JPN2
PatentSight Japan Inc.	Common Shares	JPN4
Reed ISG Japan KK	Ordinary	JPN3
RX Japan KK	Ordinary	JPN3

Korea (Republic of)
Elsevier Korea LLC	Ordinary	KOR1
LexisNexis Legal and Professional Service Korea Ltd	Ordinary	KOR2
Reed Exhibitions Korea Ltd	Ordinary	KOR3
Reed Exporum Ltd (60%)	Ordinary	KOR4
Reed K. Fairs Ltd (70%)	Ordinary	KOR3

Macau
Reed Exhibitions Macau Ltd	Ordinary	MAC1

Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS1

Company name	Share class	Reg office
Mexico
Emailage MCA, SA de CV	Ordinary	MEX2
Masson-Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Fixed	MEX3

New Zealand
LexisNexis NZ Ltd	Ordinary	NZL1

Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Common Shares	PHL1

Poland
AI Digital Contracts Sp. z.o.o. (75%)	Ordinary	POL1
Elsevier Sp. z.o.o.	Ordinary	POL2

Russia
Elsevier LLC	Participation Shares	RUS1
LexisNexis LLC	Ordinary	RUS1
Real Estate Events Direct LLC (80%)	Participation Shares	RUS1
RELX LLC	Participation Shares	RUS1
3D4Medical LLC	Ordinary	RUS2

Singapore
Elsevier (Singapore) Pte Ltd	Ordinary	SGP1
Emailage Pte. Ltd	Ordinary	SGP5
Lexis-Nexis Philippines Pte Ltd (75%)	Ordinary-B	SGP2
Preference shares
LNRS Data Services Pte Ltd	Ordinary	SGP3
RE (HAPL) Pte Ltd	Ordinary	SGP1
RELX (Singapore) Pte. Ltd	Ordinary	SGP2

South Africa
Globalrange SA (Pty) Ltd	Ordinary	ZAF1
LexisNexis (Pty) Ltd (78%)	Ordinary	ZAF2
LexisNexis Risk Management (Pty) Ltd (78%)	Ordinary	ZAF2
Property Payment Exchange (SA) (Pty) Ltd (78%)	Ordinary	ZAF2
RELX (Pty) Ltd	Ordinary	ZAF2
Reed Exhibitions (Pty) Ltd (90%)	Ordinary	ZAF2
Reed Events Management (Pty) Ltd (90%)	Ordinary	ZAF2
Reed Exhibitions Group(Pty) Ltd (90%)	Ordinary	ZAF2
Reed Venue Management (Pty) Ltd (90%)	Ordinary	ZAF2

Spain
Elsevier Espana SL	Participations	ESP1

Switzerland
Fircosoft Schweiz GmbH	Ordinary	CHE2
RELX Swiss Holdings SA	Ordinary	CHE1

Taiwan
Elsevier Taiwan LLC	Ordinary	TWN1

Thailand
Reed Tradex Company Ltd (49%)	Ordinary Preference	THA1
RELX Holding (Thailand) Co., Ltd	Ordinary	THA2
RELX Information Analytics (Thailand) Co., Ltd	Ordinary	THA3

The Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Elsevier B.V.	Ordinary	NLD1
ICIS Benchmarking Europe B.V	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LexisNexis Univentio B.V.	Ordinary	NLD2
LNRS Data Services BV	Ordinary	NLD1
Misset Uitgeverij B.V.(49%)	Ordinary	NLD3
One Business B.V. (33%)	Ordinary	NLD4
RELX Employment Company B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX Nederland B.V.	Ordinary	NLD1
RELX Overseas B.V.	Ordinary RE	NLD1

Turkey
Elsevier STM Bilgi Hizmetleri Limited Şirketi	Ordinary	TUR1
Mack Brooks Fuarcilik A.S	Registered Capital	TUR 3
Reed Tüyap Fuarcilik A.Ş.(50%)	A Ordinary	TUR2
B Ordinary

United Kingdom
3rd Street Group Ltd	Ordinary	GBR3
Butterworths Ltd	Ordinary	GBR4

Company name	Share class	Reg office
Cordery Compliance Ltd (71%)	Ordinary	GBR4
Cordery Ltd (71%)	Ordinary	GBR4
Crediva Ltd	Ordinary	GBR5
Dew Events Ltd	Ordinary	GBR3
Digital Foundry Network Ltd (50%)	Ordinary	GBR3
E & P Events LLP (50%)	No Shares	GBR3
Elsevier Life Sciences IP Ltd	Ordinary	GBR7
Elsevier Ltd	Ordinary	GBR7
Emailage Ltd	Ordinary	GBR5
Gamer Network Ltd	Ordinary	GBR3
Gapsquare Ltd	A Ordinary,	GBR2
B Ordinary
Imbibe Media Ltd	Ordinary	GBR3
Insurance Initiatives Ltd	Ordinary	GBR8
LexisNexis Risk Solutions UK Ltd	Ordinary	GBR5
LNRS Data Services HoldingsLtd	Ordinary	GBR1
LNRS Data Services Ltd	Ordinary	GBR2
Mack-Brooks Exhibitions Ltd	Ordinary	GBR3
Mack-Brooks (France) Ltd	Ordinary	GBR3
MCM Central Ltd	Ordinary	GBR3
MCM Expo Ltd	Ordinary	GBR3
Mendeley Ltd	Ordinary	GBR7
MLex Ltd	Ordinary	GBR4
NLife Ltd (23.5%)	Ordinary	GBR12
Offshore Europe (Management) Ltd	Ordinary	GBR3
Offshore Europe Partnership (50%)	Partnership Interest	GBR3
Out There Gaming Ltd (70%)	Ordinary	GBR3
Oxford Spires Management Co; Ltd (55%)	Ordinary	GBR10
RE (EPS) Ltd	Ordinary	GBR1
RE (HPL) Ltd	Ordinary	GBR1
RE (RCB) Ltd	Ordinary	GBR1
RE Secretaries Ltd	Ordinary	GBR1
RE (SOE) Ltd	Ordinary	GBR3
Reed Business Information Ltd	Ordinary	GBR1
Reed Events Ltd	Ordinary	GBR3
Reed Exhibitions Ltd	Ordinary	GBR3
Reed Nominees Ltd	Ordinary	GBR1
RELX Finance Ltd	Ordinary	GBR1
RELX Group plc	Ordinary	GBR1
RELX (Holdings) Ltd	Ordinary	GBR1
RELX (Investments) plc	Ordinary	GBR1
RELX Overseas Holdings Ltd	Ordinary	GBR1
RELX (UK) Ltd	Ordinary	GBR1
REV GP (UK) LLP	No Shares	GBR1
REV Venture Partners Ltd	Ordinary	GBR1
REV V LP	Partnership Interest	GBR1
SciBite Ltd	A Ordinary,	GBR13
B Ordinary,
C Ordinary
Snowflake Software Ltd	Ordinary	GBR2
Tracesmart Ltd	Ordinary	GBR5
TruNarrative Ltd	Ordinary	GBR5
Wunelli Ltd	Ordinary	GBR11

United States
Accuity Asset Verification Services Inc.	Common Stock	USA1
Accuity Inc.	Common Stock	USA1
Altiris, Inc.	Common Stock	USA1
American Textile Machinery Exhibition International Inc. (40%)	Common Stock	USA3
Aries Systems Corporation	Common Stock	USA3
Chemical Data, LLC	Membership Interest	USA3
Crop Data Management Systems, Inc.	Common Stock	USA3
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA7
Elsevier Holdings Inc.	Common Stock	USA3
Elsevier Inc.	Common Stock	USA3
Elsevier Medical Information LLC	Membership Interest	USA3
Elsevier STM Inc.	Common Stock	USA3
Emailage Corp.	Common Stock	USA2
Enclarity, Inc.	Common Stock	USA2
Gaming Business Asia LLC (50%)	Membership Interest	USA3
Health Market Science, Inc.	Common Stock	USA2
ID Analytics LLC	Membership Interest	USA1
IDG-RBI China Publishers LLC (50%)	Membership Interest	USA3
Knovel Corporation	Common Stock	USA3
Knowable Inc (75%)	Common Stock	USA8
Knowledge Diffusion Inc.	Common Stock	USA3
Legal InQuery Solutions Inc.	Common Stock	USA9
LexisNexis Claims Solutions Inc.	Common Stock	USA2
LexisNexis Coplogic Solutions Inc.	Common Stock	USA2
LexisNexis of Puerto Rico Inc.	Common Stock	USA9
LexisNexis Risk Assets Inc.	Common Stock	USA2

Company name	Share class	Reg office
LexisNexis Risk Data Management Inc.	Common Stock	USA2
LexisNexis Risk Holdings Inc.	Common Stock	USA2
LexisNexis Risk Solutions Inc .	Common Stock	USA2
LexisNexis Risk Solutions FL Inc.	Common Stock	USA2
LexisNexis Special Services Inc.	Common Stock	USA6
LexisNexis VitalChek Network Inc.	Common Stock	USA2
LNRS Data Services Inc.	Common Stock	USA5
Matthew Bender & Company, Inc.	Common Stock	USA3
MLex US, Inc.	Common Stock	USA3
PCLaw Time Matters LLC (51%)	No Stock	USA2
PoliceReports.US, LLC	Membership Interest	USA2
Portfolio Media, Inc.	Common Stock	USA3
Reed Technology and Information Services Inc.	Common Stock	USA3
RELX Capital Inc.	Common Stock	USA4
RELX Inc.	Common Stock	USA3
RELX Risks Inc.	Common Stock	USA2
RELX US Holdings Inc.	Common Stock	USA3
REV IV Partnership LP	No Stock	USA4
SAFI Americas LLC (50%)	Membership Interest	USA3
SageStream LLC	Membership Interest	USA1
The Reed Elsevier Ventures 2005 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2006 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2012 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA4
The Remick Publishers (50%)	Partnership Interest	USA7
ThreatMetrix, Inc.	Common Stock	USA2
TruNarrative LLC	Membership Interest	USA3
World Compliance, Inc.	Common Stock	USA4
ZetX, Inc.	Common Stock,	USA6
Common Class B

Vietnam
Reed Tradex Vietnam LLC (49%)	Ordinary	VIE1

Registered offices
Australia
AUS1:	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills, NSW 2153
AUS2:	Tower 2, Level 1, 475 Victoria Avenue, Chatswood NSW 2067

Austria
AUT1:	Messeplatz 1, 1020, Wien, Austria
AUT2:	Marxergasse 25, 1030, Wien, Austria
AUT3:	Am Messezentrum 6, 5020, Salzburg, Austria
AUT4:	Am Messezentrum 7, 5020, Salzburg, Austria

Belgium
BEL1:	Oudenaardseheerweg 129, 9810 Nazareth, Belgium

Brazil
BRA1:	Rua da Assembleia no 100, 6th Floor, RJ Centro, Rio de Janiero, 20011-904, Brazil
BRA2:	Rua Bela Cintra 2305, São Paulo, 01415-009,Brazil
BRA3:	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRA4:	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, 01310-300,Brazil
BRA5:	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200,Brazil
BRA6:	Avenida Ibirapuera, 2033, CJ 81, SL 6, Sao Paulo , SP, 04029-901, Brazil
BRA7:	Alameda Rio Negro, 161 Alphaville Industrial, Barueri SP 06.455-000, Brazil
BRA8:	Rua Alvaro Anes 46, 3 Andar, Sâo Paulo, 05421-010, Brazil

Canada
CAN1:	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
CAN2:	555 RIichmond Street West, Toronto, Ontario,M5V 3B1, Canada
CAN3:	26E-1501 av. McGill College, Montreal, Quebec, H3A 3N9, Canada

China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHN2:	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
CHN3:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHN4:	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHN5:	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou, China
CHN6:	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085, China
CHN7:	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHN8:	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
CHN9:	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHN10:	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070, China
CHN11:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai, China
CHN12:	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New Area, Shanghai, China
CHN13:	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHN14:	A0208, 1st floor, building 2, Yard 66, Yanfu Road, Yancun Tow, Fangshan District Beijing, China
CHN15:	16 Donghuangchenggen North Street, Beijing, 100717, China
CHN16:	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
CHN17:	5/F Unit A, Digital China Centre No. 567 Tianshan West Road, ChangNing District, Shanghai, 200335, China
CHN18:	Room 12B, 7th Floor, Oriental Plaza, 1 East Chang An Avenue, Beijing, China

Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia

Denmark
DNK1:	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark

Dubai, UAE
UAE1:	Office G-49, Building No 9, Dubai Media City, Post Box 502425, Dubai, United Arab Emirates
UAE2:	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates

Egypt
EGY1:	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt

France
FRA1:	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
FRA2:	Parc Euronord – 10, rue du Parc – 31150 Bruguieres, France
FRA3:	141 rue de Javel, 75015 Paris, France
FRA4:	52 Quai de Dion Bouton 92800 Puteaux, France
FRA5:	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000), France
FRA6:	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
FRA7:	6-8 Rue Chaptal, 75009 Paris, France
FRA8:	151-155 Rue de Bercy, 75012 Paris, France
FRA9:	168, Rue Saint-Denis, 75002 Paris, France

Registered offices
Germany
DEU1:	Völklinger Strasse 4, 40219, Düsseldorf, Germany
DEU2:	St. Martin Tower, Wing, 2nd floor, Franklinstraße 61-63, 60486, Frankfurt am Main Hessen, Germany
DEU3:	Bernhard-Wicki-Strasse 5, 80636, Munich, Bavaria, Germany
DEU4:	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
DEU5:	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
DEU6:	Joseph-Schumpeter-Allee 33, 53227, Bonn

Greece
GRE1:	188A, Filolaou Str., Athens, 11632, Greece

Hong Kong
HNK1:	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
HNK2:	Level 54 Hopewell Center, 183 Queens Road East, Hong Kong
HNK3:	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai, Hong Kong
HNK4:	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
HNK5:	17th Floor, One Island East, Taikoo Place, 18 Westlands Road, Quarry Bay, Hong Kong

India
IND1:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND2:	S21 Vatika Centre, No 471 Anna Salai, Taynampet, Chennai, 600035, India
IND3:	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore , Karnataka, 560025, India
IND4:	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India

Indonesia
IDN1:	APL Tower Central Park 26th Floor Unit T3 Jl. S. Parman Kav., 28, Grogol, Pertamburan Jakarta Barat 11470, Indonesia
IDN2:	Gedung World Trade Center, 3 LT 20 Spaces JL Jend Sudirman Kav 29-31 RT/RW 008/003, Karet Kuningan, Setiabudi, Jakarta Selatan, DKI Jakarta 12940 Indonesia

Ireland
IRL1:	80 Harcourt Street, Dublin 2, Ireland
IRL2:	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
IRL3:	1st Floor The Grange Stillorgan Road, Blackrock, Dublin, Ireland

Israel
ISR1:	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel

Italy
ITA1:	Via Marostica 1, 20146, Milan, Italy
ITA2:	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy

Japan
JPN1:	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JPN2:	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JPN3:	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JPN4:	7F Cross Office Uchisaiwaicho, 1-18-6 Nishi-Shinbashi, Minato-ku, Tokyo

Korea (South)
KOR1:	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Republic of Korea
KOR2:	206 Noksapyeong-daero, Yongsan-gu, Seoel, Republic of Korea
KOR3:	1622-24 Block A Terra Tower2, 201 Songpa-daero, Songpa-gu, Seoul, Republic of Korea
KOR4:	4th floor at 195-6 Jamsil-dong, Songpagu, Seoul, Republic of Korea

Malaysia
MYS1:	Suite 29-1, Level 29, Vertical Corporate, Tower B, Avenue 10, The Vertical, 59200 Bangsar South City, Kuala Lumpur, Malaysia

Macau
MAC1:	Rua De Xangai, No. 175 Edif. Associacao Comercial de Macau, 11 Andar, Bloco K, Macau

Mexico
MEX1:	Av Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, Mexico DF, C.P. 03230, Mexico
MEX2:	DVNA Del Valle-Nunez y Asociados, Goldsmith No 37 Desp 803, Col Planco Chapultepe, Ciudad de Viver, 11.560,Mexico
MEX 3:	Avenida Paseo de la Reforma 243, Piso 15, Col. Cuauhtemoc, Mexico City, 06500, Mexico

New Zealand
NZL1:	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand

Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines

Poland
POL1:	ul. św. Antoniego 2/4, 50-073, Wrocław, Poland
POL2:	Al. JJana Pawla II, 22, 00-133, Warszawa, Poland

Registered offices
Russia
RUS1:	Office 13, room 1, 2nd Syromyatnicheskiy 1, 105120, Moscow, Russian Federation
RUS2:	Krasnykh Partizan St. 152, Office 505, 350049, City of Krasnodar, Russian Federation

Singapore
SGP1:	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239519, Singapore
SGP2:	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SGP3:	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, 48602551, Singapore
SGP4:	120 Lower Delta Road, #12-02, Cendex Centre, 169208, Singapore
SGP5:	71 Robinson Road, #14-01, 068895, Singapore

South Africa
ZAF1:	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
ZAF2:	Building 8, Country Club Estate Office Park, 21 Woodlands Drive, Woodmead, Gauteng, 2191, South Africa

Spain
ESP1:	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain

Switzerland
CHE1:	Faubourg de l’Hôpital 23, 2000 Neuchatel, Switzerland
CHE2:	Bahnhofstrasse 100, 8001 Zurich, Switzerland

Taiwan
TWN1:	Rm N818, 8F, Chia Hsin Building II, No. 9, Lane 3, Minsheng West Road, Taipei 10449, Taiwan

Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
THA2:	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Khet, Klongtoey, Bangkok, Thailand
THA3:	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110, Thailand

The Netherlands
NLD1:	Radarweg 29, 1043 NX Amsterdam, Netherlands
NLD2:	Galileiweg 8, 2333 BD Leiden, Netherlands
NLD3:	Prins Hendrikstraat 17, 7001GK Doetinchem
NLD4:	Spaklerweg 53, 1114 AE Amsterdam-Duivendrecht

Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Şişli-Maslak, Istanbul, Turkey
TUR2:	E - 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece, Istanbul, 34500, Turkey
TUR3:	Fulya Mah. Hakkı Yeten Cad. No:10/C, Selenium Plaza Kat:5,6 Fulya, Beşiktaş İstanbul, Turkey

United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR, United Kingdom
GBR2:	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
GBR3:	Gateway House, 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
GBR4:	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
GBR5:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
GBR6:	The Eye, 1 Procter Street, London, WC1V 6EU, United Kingdom
GBR7:	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
GBR8:	Third Floor, City Buildings, Carrington Street, Nottingham, NG1 7FG
GBR9:	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
GBR10:	40 Kimbolton Road, Bedford, England, MK40 2NR
GBR11:	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom
GBR12:	5 Oakwood Drive, Loughborough, England, LE11 3QF
GBR13:	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, England, CB10 1DR

United States
USA1:	1007 Church Street, Evanston IL 60201
USA2:	1000 Alderman Dr., Alpharetta, GA 30005
USA3:	230 Park Ave, New York, NY 10169
USA4:	1105 North Market St, Wilmington, DE 19801
USA5:	3355 West Alabama Street, Houston, TX 77098
USA6:	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
USA7:	313 Washington Street, Suite 400, Newton, MA 02458
USA8:	1209 Orange Street, Wilmington, DE 19801
USA9:	9443 Springboro Pike, Miamisburg, OH 45342

Vietnam
VIE1:	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District. Binh Thanh, Ho Chi Minh City, Vietnam